Classification of operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of operating expense by nature
Details of classification of expenses by nature for the years ended December 31, 2024, and 2023 are as follows (in thousands):

	Year ended December 31,
	2024	2023
Personnel expenses	$33,322	$29,713
Depreciation and amortization	3,289	728
Depreciation of right-of-use assets	1,897	2,738
Taxes and dues	8,223	1,308
Fees and commissions	110,066	102,886
Advertising expenses	39,576	45,163
Other expenses	8,269	7,695
Total (1)	$204,642	$190,231
(1)Total cost of revenue, sales and marketing, research and development and general and administrative expenses per the consolidated statement of comprehensive income.